UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               ------------------

Check here if Amendment [ ]: Amendment Number:
                                               ----------------

       This Amendment (Check only one.):       [ ] is a restatement
                                               [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      Algebris Investments (UK) LLP
Address:   7 Clifford Street
           London, W1S 2FT, United Kingdom


Form 13F File Number: 028-12922
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Angus Milne
Title:  Head of Compliance
Phone:  +44 20 7440 2330


Signature, Place and Date of Signing:

/s/ Angus Milne              London, United Kingdom            November 14, 2012
----------------------       ----------------------            -----------------
   [Signature]                    [City, State]                     [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
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Form 13F Information Table Entry Total:              25
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Form 13F Information Table Value Total:          $57,946
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                                               (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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                                               ALGEBRIS INVESTMENTS (UK) LLP
                                                 FORM 13F INFORMATION TABLE
                                              Quarter Ended September 30, 2012

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                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------
ACE LTD                      SHS             H0023R105      265    3,500 SH       SOLE                  3,500
AMERICAN EQTY INVT LIFE HLD  COM             025676206      180   15,500 SH       SOLE                 15,500
BLACKSTONE GROUP L P         COM UNIT LTD    09253U108    2,619  183,400 SH       SOLE                183,400
CHUBB CORP                   COM             171232101    2,128   27,900 SH       SOLE                 27,900
CIT GROUP INC                COM NEW         125581801    1,225   31,100 SH       SOLE                 31,100
CITIGROUP INC                COM NEW         172967424    4,856  148,403 SH       SOLE                148,403
CME GROUP INC                COM             12572Q105      137    2,400 SH       SOLE                  2,400
GOLDMAN SACHS GROUP INC      COM             38141G104      180    1,585 SH       SOLE                  1,585
HARTFORD FINL SVCS GROUP INC COM             416515104    4,108  211,316 SH       SOLE                211,316
INTERACTIVE BROKERS GROUP IN COM             45841N107      136    9,700 SH       SOLE                  9,700
ISHARES TR                   RUSSELL 2000    464287655   12,950  155,200 SH  PUT  SOLE                155,200
JPMORGAN CHASE & CO          COM             46625H100    3,121   77,100 SH       SOLE                 77,100
METLIFE INC                  COM             59156R108    4,519  131,130 SH       SOLE                131,130
MORGAN STANLEY               COM NEW         617446448    7,451  445,082 SH       SOLE                445,082
OAKTREE CAP GROUP LLC        UNIT 99/99/9999 674001201      172    4,200 SH       SOLE                  4,200
PEOPLES UNITED FINANCIAL INC COM             712704105      127   10,500 SH       SOLE                 10,500
PNC FINL SVCS GROUP INC      COM             693475105      517    8,200 SH       SOLE                  8,200
PRUDENTIAL FINL INC          COM             744320102       98    1,800 SH       SOLE                  1,800
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF M   780097796    3,060  150,000 SH       SOLE                150,000
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF T   780097713    1,135   50,000 SH       SOLE                 50,000
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS R  780097747      522   25,000 SH       SOLE                 25,000
SELECT SECTOR SPDR TR        SBI INT-FINL    81369Y605    7,795  500,000 SH  PUT  SOLE                500,000
UNUM GROUP                   COM             91529Y106      120    6,229 SH       SOLE                  6,229
VIRGINIA COMM BANCORP INC    COM             92778Q109      135   15,400 SH       SOLE                 15,400
WELLS FARGO & CO NEW         COM             949746101      390   11,300 SH       SOLE                 11,300
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